UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance

VT Floating-Rate Income Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 92.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.3%
Accudyne Industries, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024	$522	$525,681
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	133	132,672
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	177	143,667
TransDigm, Inc.
Term Loan, 4.77%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)	3,360	3,377,133
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)	3,117	3,131,245
Wesco Aircraft Hardware Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	1,549	1,547,438

		$8,857,836

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$2,266	$2,277,534
Apro, LLC
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	195	196,554
Belron Finance US, LLC
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	399	401,992
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	524	529,579
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,647	1,657,313
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	769	778,322
FCA US, LLC
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,308	1,313,321
Federal-Mogul Holdings Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	2,717	2,736,705
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.71%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,330,797
Horizon Global Corporation
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	220	221,307
Sage Automotive Interiors, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	494	499,305
TI Group Automotive Systems, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	1,406	1,415,548
Tower Automotive Holdings USA, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	2,424	2,429,561
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024	379	382,425

		$16,170,263

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	$474	$431,681
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	775,000

		$1,206,681

Brokerage/Securities Dealers/Investment Houses — 0.4%
Aretec Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	$769	$772,828
Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.15% PIK)), Maturing May 23, 2021	1,240	1,245,107
Salient Partners L.P.
Term Loan, 10.32%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	427	421,087

		$2,439,022

Building and Development — 2.7%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	$1,733	$1,738,756
Beacon Roofing Supply, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	425	427,597
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)	574	576,520
CPG International, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,365	1,379,795
DTZ U.S. Borrower, LLC
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	3,602	3,587,368
Henry Company, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	297	301,639
Ply Gem Industries, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	1,240	1,243,992
Quikrete Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,466	3,485,372
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,934	1,944,770
Realogy Corporation
Term Loan, 3.96%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	2,126	2,141,595
Summit Materials Companies I, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	374	376,985
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,023	1,035,914
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	369	374,800

		$18,615,103

Business Equipment and Services — 9.4%
Acosta Holdco, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$1,477	$1,252,775
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	2,616	2,631,048
Altisource Solutions S.a.r.l.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	561	559,879

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	$397	$400,749
Camelot UK Holdco Limited
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	1,486	1,496,684
Cast and Crew Payroll, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	809	811,069
Change Healthcare Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,742	5,762,338
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	600	602,625
CPM Holdings, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022	1,157	1,174,317
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,233	613,506
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	943	946,902
Duff & Phelps Corporation
Term Loan, Maturing October 14, 2024(5)	500	500,729
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	950	954,750
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	373	0
Term Loan, 10.25%, (3 mo. USD Prime + 5.50%), Maturing July 2, 2020(3)	166	78,727
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	3,399	3,428,545
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	274	276,198
Extreme Reach, Inc.
Term Loan, 8.13%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	703	703,175
First Data Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020	1,851	1,852,919
Term Loan, 4.12%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	3,466	3,474,786
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	1,424	1,440,546
Global Payments, Inc.
Term Loan, 3.63%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023	230	231,038
GreenSky Holdings, LLC
Term Loan, Maturing March 22, 2025(5)	1,025	1,022,438
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021	1,180	1,194,047
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	2,475	2,497,042
ION Trading Technologies S.a.r.l.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing November 30, 2024	1,721	1,707,782
Iron Mountain, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	650	650,271
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	691	694,631
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	866	873,488

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Kronos Incorporated
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	$5,024	$5,058,576
LegalZoom.com, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	549	553,425
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,251	1,220,438
ON Assignment, Inc.
Term Loan, Maturing February 21, 2025(5)	375	376,781
PGX Holdings, Inc.
Term Loan, 7.13%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	785	761,233
Ping Identity Corporation
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025	250	251,250
Prime Security Services Borrower, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,137	1,146,690
Red Ventures, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	1,494	1,509,870
ServiceMaster Company
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	3,555	3,573,884
Shutterfly, Inc.
Term Loan, Maturing August 17, 2024(5)	400	403,000
SMG Holdings, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025	175	176,932
Solera, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,123	2,130,876
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	2,317	2,333,037
Tempo Acquisition, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,368	1,376,126
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	1,500	1,504,688
Vantiv, LLC
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing October 14, 2023	324	325,737
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024	925	931,167
Vestcom Parent Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	864	870,543
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	582	586,185
West Corporation
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	798	805,149
Term Loan, Maturing October 10, 2024(5)	250	252,500

		$63,981,091

Cable and Satellite Television — 4.1%
Charter Communications Operating, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$2,643	$2,655,931
CSC Holdings, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,597	3,597,936
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	950	951,336
Mediacom Illinois, LLC
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024	315	316,881

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Numericable Group S.A.
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	$1,390	$1,349,552
Radiate Holdco, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	1,568	1,560,840
Telenet Financing USD, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,650	1,660,017
Unitymedia Finance, LLC
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	2,725	2,724,575
UPC Financing Partnership
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,700	1,707,286
Virgin Media Bristol, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	6,725	6,767,031
Ziggo Secured Finance Partnership
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	4,525	4,498,131

		$27,789,516

Chemicals and Plastics — 4.1%
A. Schulman, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$858	$860,875
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	1,092	1,101,303
Aruba Investments, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	204	203,824
Ashland, Inc.
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024	422	425,635
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	1,906	1,913,471
CeramTec Group GmbH
Term Loan, Maturing March 7, 2025(5)	850	847,875
Emerald Performance Materials, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	360	364,176
Ferro Corporation
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024	297	299,042
Flint Group GmbH
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	246	232,859
Flint Group US, LLC
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,491	1,408,606
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	796	801,128
H.B. Fuller Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024	1,493	1,501,961
Ineos US Finance, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	2,444	2,453,802
Invictus US, LLC
Term Loan, Maturing January 24, 2025(5)	375	378,457
Kraton Polymers, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	558	561,955
MacDermid, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	187	188,553
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,172	2,190,116

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Minerals Technologies, Inc.
Term Loan, 4.19%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	$1,020	$1,032,384
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024	341	343,735
PolyOne Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022	318	319,129
PQ Corporation
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	1,385	1,390,860
Prince Minerals, Inc.
Term Loan, Maturing March 20, 2025(5)	1,025	1,033,328
Solenis International L.P.
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	217	216,935
Sonneborn, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	244	246,174
Sonneborn Refined Products B.V.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	43	43,443
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)	25	24,874
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	250	251,501
Tata Chemicals North America, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	541,457
Trinseo Materials Operating S.C.A.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024	1,365	1,373,956
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	761	768,841
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	1,757	1,774,248
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	397	400,727
Univar, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	1,719	1,732,011
Venator Materials Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	274	275,421
Versum Materials, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	419	421,830

		$27,924,492

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$199	$199,493
Spectrum Brands, Inc.
Term Loan, 3.86%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)	1,229	1,234,587

		$1,434,080

Containers and Glass Products — 2.8%
Berry Global, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$1,407	$1,414,787
BWAY Holding Company
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,613	1,622,725
Consolidated Container Company, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	299	300,741

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Crown Holdings, Inc.
Term Loan, Maturing January 29, 2025(5)	$475	$479,708
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,855	2,871,632
Libbey Glass, Inc.
Term Loan, 4.72%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,399	1,383,722
Pelican Products, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2020	1,568	1,576,080
Reynolds Group Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	5,006	5,037,721
Ring Container Technologies Group, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	524	525,979
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022	2,125	2,139,820
Tekni-Plex, Inc.
Term Loan, Maturing October 5, 2024(5)	95	95,694
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	1,222	1,227,283
Term Loan, Maturing October 17, 2024(5)	155	155,504

		$18,831,396

Cosmetics/Toiletries — 0.6%
Coty, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	$539	$537,694
Galleria Co.
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	1,095	1,097,236
KIK Custom Products, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	943	953,767
Prestige Brands, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	1,220	1,224,125

		$3,812,822

Drugs — 3.1%
Albany Molecular Research, Inc.
Term Loan - Second Lien, 8.88%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$504,375
Alkermes, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	190	191,400
Amneal Pharmaceuticals, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	2,899	2,907,028
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	1,035	1,051,501
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	3,449	3,452,818
Horizon Pharma, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,117	1,124,967
Jaguar Holding Company II
Term Loan, 4.60%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)	4,889	4,910,773
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,676	2,677,278
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	625	626,757
PharMerica Corporation
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	600	603,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	$3,225	$3,262,752

		$21,313,024

Ecological Services and Equipment — 0.7%
Advanced Disposal Services, Inc.
Term Loan, 3.98%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,406	$2,415,753
Charah, LLC
Term Loan, 8.19%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	466	472,502
Clean Harbors, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024	199	199,617
EnergySolutions, LLC
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	498	505,216
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	566	569,915
Wastequip, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	100	100,750
Wrangler Buyer Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	399	401,909

		$4,665,662

Electronics/Electrical — 10.3%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,940	$1,940,923
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	107	104,457
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	1,667	1,681,728
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,856	1,862,632
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	1,220	1,229,137
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	275	276,504
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	446	446,795
CommScope, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	408	410,427
CPI International, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	473	474,988
Cypress Semiconductor Corporation
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	671	675,319
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	725	734,334
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	2,105	2,119,069
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	889	894,305
Entegris, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	77	77,265

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Epicor Software Corporation
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$1,150	$1,156,003
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	448	452,647
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	349	353,489
Eze Castle Software, Inc.
Term Loan, 5.04%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)	1,301	1,312,651
Flexera Software, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	175	175,984
Go Daddy Operating Company, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	3,966	3,981,128
GTCR Valor Companies, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	547	552,509
Hyland Software, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	2,926	2,965,522
Infoblox, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,505	1,528,254
Infor (US), Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	5,546	5,566,553
Informatica Corporation
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,446	3,469,264
Lattice Semiconductor Corporation
Term Loan, 5.95%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	328	331,046
MA FinanceCo., LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	2,140	2,126,439
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	355	351,291
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	808	798,486
Microsemi Corporation
Term Loan, 3.74%, (2 mo. USD LIBOR + 2.00%), Maturing January 15, 2023	312	312,959
MTS Systems Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	779	786,170
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	225	226,758
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	459	461,768
Rocket Software, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	813	817,704
Seattle Spinco, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	2,395	2,395,909
SGS Cayman L.P.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	137	131,536
SkillSoft Corporation
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,381	3,278,553
SolarWinds Holdings, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 21, 2024	848	852,697
Southwire Company
Term Loan, 3.97%, (1 mo. USD LIBOR + 2.25%), Maturing February 10, 2021	240	241,258
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, Maturing February 28, 2025(5)	772	777,385

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SS&C Technologies, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	$10	$9,913
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	864	870,147
Term Loan, Maturing February 28, 2025(5)	2,203	2,216,441
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,241	1,243,727
Sutherland Global Services, Inc.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	587	565,073
Switch, Ltd.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	199	199,896
Syncsort Incorporated
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	1,095	1,099,288
Tibco Software, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	1,143	1,148,779
TTM Technologies, Inc.
Term Loan, Maturing September 27, 2024(5)	250	251,094
Uber Technologies
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	3,376	3,394,246
Term Loan, Maturing April 4, 2025(5)	1,650	1,662,375
VeriFone, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025	1,930	1,939,650
Veritas Bermuda Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	1,604	1,599,057
VF Holding Corp.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	3,012	3,039,928
Wall Street Systems Delaware, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	977	979,231
Western Digital Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	1,201	1,209,475

		$69,760,166

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	$6,430	$6,443,119

		$6,443,119

Financial Intermediaries — 3.5%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	$1,311	$1,316,629
Citco Funding, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	1,531	1,546,202
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	873	875,813
Ditech Holding Corporation
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	2,395	2,333,317
Donnelley Financial Solutions, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	170	171,063
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	200	202,250
FinCo I, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	871	882,249

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	$1,046	$1,051,758
Freedom Mortgage Corporation
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	832	843,098
Greenhill & Co., Inc.
Term Loan, 5.59%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	741	747,105
Guggenheim Partners, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,278	2,295,024
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	1,193	1,194,815
LPL Holdings, Inc.
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	993	996,234
MIP Delaware, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	111	111,626
NXT Capital, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	1,803	1,832,165
Ocwen Financial Corporation
Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	241	244,110
Quality Care Properties, Inc.
Term Loan, 7.13%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	2,254	2,281,967
Sesac Holdco II, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	396	396,743
StepStone Group L.P.
Term Loan, Maturing March 14, 2025(5)	450	451,125
Titan Acquisition Limited
Term Loan, Maturing March 28, 2025(5)	2,250	2,244,375
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	224	225,497
Virtus Investment Partners, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	373	375,224
Term Loan, 1.25%, Maturing June 3, 2024(2)	125	125,703
Walker & Dunlop, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	1,264	1,279,442

		$24,023,534

Food Products — 2.4%
Alphabet Holding Company, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,766	$1,646,911
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	243	243,012
Blue Buffalo Company Ltd.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024	744	745,771
CH Guenther & Son, Incorporated
Term Loan, Maturing March 22, 2025(5)	375	377,520
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,208	1,041,143
Dole Food Company, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2024	1,251	1,255,101
High Liner Foods Incorporated
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	491	483,830

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
HLF Financing S.a.r.l.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	$1,276	$1,291,450
Jacobs Douwe Egberts International B.V.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	1,513	1,520,592
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	5,472	5,462,661
Nomad Foods Europe Midco Limited
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	425	425,974
Pinnacle Foods Finance, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024	315	316,907
Post Holdings, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	1,216	1,219,896

		$16,030,768

Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.29%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)	$5,339	$5,351,577
Aramark Services, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025	673	679,765
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)	37	36,810
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing March 21, 2025	163	163,190
IRB Holding Corp.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	625	632,161
NPC International, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	645	655,205
Pizza Hut Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	640	642,884
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	143	144,384
TKC Holdings, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.25%), Maturing February 1, 2023	743	750,853
US Foods, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023	1,485	1,497,158
Welbilt, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	564	569,285

		$11,123,272

Food/Drug Retailers — 1.0%
Albertsons, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$2,713	$2,686,272
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,463	3,426,674
Diplomat Pharmacy, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	345	348,550
Supervalu, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	176	175,175
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	294	291,959

		$6,928,630

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	$714	$726,622

		$726,622

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 8.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$167	$168,934
ADMI Corp.
Term Loan, 5.59%, (USD LIBOR + 3.75%), Maturing April 30, 2022(4)	1,100	1,105,424
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	537	535,193
Alliance Healthcare Services, Inc.
Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)	596	600,722
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	310	311,927
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	1,275	1,284,563
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,498	2,515,359
Avantor, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	1,920	1,942,590
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	469	459,681
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	274	274,822
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,695	1,711,698
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019	1,483	1,449,591
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	1,484	1,429,887
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	1,496	1,500,681
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	395	398,077
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	495	498,714
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	374	379,206
DaVita HealthCare Partners, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,024	1,034,159
DJO Finance, LLC
Term Loan, 5.03%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,377	2,391,324
Envision Healthcare Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	3,699	3,722,357
Equian, LLC
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	447	450,449
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	419	421,789
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	496	498,421
Greatbatch Ltd.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	2,232	2,252,468
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,450	2,461,352
Hanger, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	800	801,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
INC Research, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	$1,334	$1,339,636
Indivior Finance S.a.r.l.
Term Loan, 6.42%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	623	626,555
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	2,923	2,936,305
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,935	1,946,745
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,422	1,433,501
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	509	475,535
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,834	1,845,386
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	336	337,785
Navicure, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	474	476,774
New Millennium Holdco, Inc.
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	103	35,306
Opal Acquisition, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	1,379	1,309,841
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	2,565	2,589,053
Parexel International Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,915	1,918,248
Press Ganey Holdings, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	518	521,894
Prospect Medical Holdings, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	900	902,250
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	284	285,321
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	547	550,557
RadNet, Inc.
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,487	1,506,727
Select Medical Corporation
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,213	1,221,088
Sotera Health Holdings, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	886	889,499
Surgery Center Holdings, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	2,239	2,240,498
Team Health Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,460	1,401,840
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	695	702,301
U.S. Anesthesia Partners, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	844	849,525
Wink Holdco, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	349	348,361

		$59,290,919

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	$1,017	$1,033,632
Serta Simmons Bedding, LLC
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,059	3,711,448

		$4,745,080

Industrial Equipment — 3.5%
Apex Tool Group, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	$1,838	$1,840,305
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	1,511	1,513,656
Delachaux S.A.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	268	269,025
DexKo Global, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	623	629,282
DXP Enterprises, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023	373	374,758
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,374	1,376,827
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	3,666	3,697,219
Filtration Group Corporation
Term Loan, Maturing March 27, 2025(5)	1,250	1,246,875
Gardner Denver, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	1,343	1,351,553
Gates Global, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	3,508	3,531,980
Hayward Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	323	325,194
Milacron, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,975	1,984,024
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	904	915,681
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	175	175,484
Rexnord, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024	2,069	2,083,379
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 19, 2025	750	757,500
Signode Industrial Group US, Inc.
Term Loan, 5.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 4, 2021	859	857,750
Tank Holding Corp.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 17, 2022	662	666,394
Thermon Industries, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	248	249,666

		$23,846,552

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$1,487	$1,497,287
AmWINS Group, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	1,555	1,565,713

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Asurion, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	$3,126	$3,148,140
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023	1,524	1,535,733
Term Loan - Second Lien, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,175	1,209,516
Cunningham Lindsey U.S., Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	930	929,913
Hub International Limited
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	3,706	3,728,808
NFP Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	1,608	1,614,510
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing March 1, 2021(5)	800	800,400
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,090	2,098,380

		$18,128,400

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	$1,344	$1,348,983
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	371	372,468
Ancestry.com Operations, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	3,558	3,578,967
Bombardier Recreational Products, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	2,906	2,933,373
Bright Horizons Family Solutions, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023	371	373,802
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	906	908,315
ClubCorp Club Operations, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024	1,298	1,307,494
Crown Finance US, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	3,025	3,024,813
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	1,384	1,389,106
Emerald Expositions Holding, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	844	852,589
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	514	517,707
Match Group, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	319,566
National CineMedia, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	250	250,781
Sabre GLBL, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	514	516,052
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,437	1,433,281
SRAM, LLC
Term Loan, 5.13%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	1,151	1,153,783
Steinway Musical Instruments, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	650	655,688
UFC Holdings, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,407	1,416,642

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
WMG Acquisition Corp.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	$776	$779,742

		$23,133,152

Lodging and Casinos — 4.7%
Amaya Holdings B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$3,512	$3,533,752
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	873	878,268
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	689	693,856
CityCenter Holdings, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	1,464	1,472,286
Cyan Blue Holdco 3 Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	1,723	1,730,315
Eldorado Resorts, LLC
Term Loan, 4.13%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	1,336	1,341,997
ESH Hospitality, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	3,665	3,690,361
Four Seasons Hotels Limited
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	642	645,715
Gateway Casinos & Entertainment Limited
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.00%), Maturing March 13, 2025	175	176,531
Golden Nugget, Inc.
Term Loan, 4.98%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	2,306	2,328,486
GVC Holdings PLC
Term Loan, Maturing March 15, 2024(5)	825	826,289
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	377,344
Hilton Worldwide Finance, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	3,276	3,297,992
La Quinta Intermediate Holdings, LLC
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021	1,970	1,976,995
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023	1,250	1,254,029
Playa Resorts Holding B.V.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing April 29, 2024	2,340	2,358,192
RHP Hotel Properties, L.P.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024	1,864	1,878,260
Tropicana Entertainment, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	617	621,562
VICI Properties 1, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	1,599	1,606,081
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(5)	975	975,000

		$31,663,311

Nonferrous Metals/Minerals — 0.7%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,304	$1,313,483
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	1,317	1,335,373

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Global Brass & Copper, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	$542	$547,168
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	1,237	1,054,124
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)	15	8,962
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	223	19,272
Oxbow Carbon, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	469	475,512

		$4,753,894

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022	$528	$572,484
BCP Raptor, LLC
Term Loan, 6.04%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	521	525,166
Bronco Midstream Funding, LLC
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	765	774,829
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,251	1,254,164
Delek US Holdings, Inc.
Term Loan, Maturing March 13, 2025(5)	275	276,375
Fieldwood Energy, LLC
DIP Loan, 1.00%, Maturing August 14, 2018(2)	15	15,015
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	636	634,955
Term Loan, 8.88%, (1 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	125	125,156
Term Loan, 0.00%, Maturing September 30, 2020(6)	165	156,326
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(6)	260	52,392
Green Plains Renewable Energy, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	746	757,444
Medallion Midland Acquisition, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	449	449,997
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	682	683,250
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(6)	5	0
PSC Industrial Holdings Corp.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	1,322	1,334,904
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	22	18,968
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	59	50,861
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	422	365,624
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	43	36,302
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	70	59,433
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	529	448,525
Southcross Energy Partners L.P.
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	480	474,065
Ultra Resources, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,050	1,043,438

		$10,109,673

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing — 1.0%
Ascend Learning, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,169	$1,174,118
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	2,584	2,481,597
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	671	677,740
Lamar Media Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 1.75%), Maturing February 16, 2025	400	402,667
LSC Communications, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	660	666,600
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	328	332,224
Multi Color Corporation
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	249	251,011
ProQuest, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	780	791,899

		$6,777,856

Radio and Television — 3.1%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$297	$255,044
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	2,468	2,481,217
Cumulus Media Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	2,491	2,133,205
E.W. Scripps Company (The)
Term Loan, 6.00%, (3 mo. USD Prime + 1.25%), Maturing October 2, 2024	274	274,993
Entravision Communications Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	796	797,493
Gray Television, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	148	148,943
Hubbard Radio, LLC
Term Loan, Maturing March 14, 2025(5)	100	100,656
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	315	317,510
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	453	362,016
Term Loan, 0.00%, Maturing July 30, 2019(6)	146	116,079
Mission Broadcasting, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	205	206,010
Nexstar Broadcasting, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,593	1,600,196
Raycom TV Broadcasting, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	796	797,990
Sinclair Television Group, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,197	2,209,090
Term Loan, Maturing December 12, 2024(5)	2,200	2,214,014
Townsquare Media, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,027	2,036,016
Univision Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	5,113	5,040,200

		$21,090,672

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Retailers (Except Food and Drug) — 3.2%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,420	$1,263,599
Bass Pro Group, LLC
Term Loan, 6.88%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	896	888,000
BJ’s Wholesale Club, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	695	695,066
CDW, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,099	2,107,327
Coinamatic Canada, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	102	102,658
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,556	1,339,732
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	941	907,415
Global Appliance, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	721	733,089
Go Wireless, Inc.
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	543	542,899
Harbor Freight Tools USA, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	299	300,019
J. Crew Group, Inc.
Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,922	1,236,988
LSF9 Atlantis Holdings, LLC
Term Loan, 7.69%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	711	703,403
Men’s Wearhouse, Inc. (The)
Term Loan, 5.20%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,165	1,169,240
Michaels Stores, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,059	1,065,800
Neiman Marcus Group Ltd., LLC
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,585	1,373,635
Party City Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	1,197	1,203,113
PetSmart, Inc.
Term Loan, 4.68%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	2,687	2,163,402
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,104	745,200
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	337	320,873
Rent-A-Center, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	65	64,743
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(6)	2,054	1,712,521
Vivid Seats Ltd.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	769	771,591

		$21,410,313

Steel — 0.9%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$274	$276,472
GrafTech Finance, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,375	1,376,719

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Neenah Foundry Company
Term Loan, 8.39%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	$593	$606,572
Phoenix Services International, LLC
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	675	679,219
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	3,098	3,118,970

		$6,057,952

Surface Transport — 0.5%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$274	$277,075
Hertz Corporation (The)
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	684	685,480
Kenan Advantage Group, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	114	114,975
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	376	378,084
PODS, LLC
Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	448	451,295
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	984	944,640
XPO Logistics, Inc.
Term Loan, 3.92%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	452,166

		$3,303,715

Telecommunications — 4.0%
CenturyLink, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$3,791	$3,737,198
Ciena Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022	2,308	2,322,607
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,588	1,591,805
Consolidated Communications, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	743	733,880
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	572	570,337
Frontier Communications Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,414	1,398,401
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	829	866,044
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024	1,300	1,342,792
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	596	585,295
Level 3 Financing, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	1,925	1,929,963
Mitel Networks Corporation
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	323	326,204
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	818	791,650
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	6,445	6,454,062
Syniverse Holdings, Inc.
Term Loan, 6.72%, (3 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	750	759,961

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	$3,742	$3,763,953

		$27,174,152

Utilities — 1.7%
Calpine Construction Finance Company L.P.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	$369	$370,486
Calpine Corporation
Term Loan, 3.63%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	297	297,510
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	4,899	4,920,865
Dayton Power & Light Company (The)
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	370	372,280
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,721	1,747,500
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	78	79,169
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	114	109,545
Lightstone Generation, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	86	86,330
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,350	1,359,583
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	873	867,813
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,143	951,287
Talen Energy Supply, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	543	535,249

		$11,697,617

Total Senior Floating-Rate Loans (identified cost $628,899,466)		$625,260,357

Corporate Bonds & Notes — 1.8%

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.2%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)	$1,050	$1,056,563

		$1,056,563

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20	$1,475	$1,382,812

		$1,382,812

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,866	$1,891,183
5.22%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)	650	659,750

		$2,550,933

Security	Principal Amount (000’s omitted)	Value
Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)	$712	$737,810
7.00%, 3/15/24(8)	925	967,781
5.50%, 11/1/25(8)	575	561,919

		$2,267,510

Health Care — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)	$500	$498,750
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,100	1,018,875
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	675	705,375

		$2,223,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	$181	$144,574
Univision Communications, Inc.
6.75%, 9/15/22(8)	124	128,185
5.125%, 2/15/25(8)	1,500	1,402,500

		$1,675,259

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	$800	$468,000

		$468,000

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(8)	$700	$678,125

		$678,125

Total Corporate Bonds & Notes (identified cost $12,758,032)		$12,302,202

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(11)(12)	24	$256,165

		$256,165

Automotive — 0.1%
Dayco Products, LLC(11)(12)	15,250	$541,375

		$541,375

Business Equipment and Services — 0.2%
Education Management Corp.(3)(11)(12)	2,351,823	$0
RCS Capital Corp.(11)(12)	18,158	1,271,060

		$1,271,060

Security	Shares	Value
Electronics/Electrical — 0.0%(10)
Answers Corp.(3)(11)(12)	20,672	$170,957

		$170,957

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	13,578	$679

		$679

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(11)(12)	5,778	$65,003

		$65,003

Oil and Gas — 0.4%
AFG Holdings, Inc.(3)(11)(12)	33,603	$1,999,378
Paragon Offshore Finance Company, Class A(11)(12)	1,168	1,606
Paragon Offshore Finance Company, Class B(11)(12)	584	19,126
Samson Resources II, LLC, Class A(11)(12)	33,971	747,362
Southcross Holdings Group, LLC(3)(11)(12)	44	0
Southcross Holdings L.P., Class A(11)(12)	44	17,600

		$2,785,072

Publishing — 0.2%
ION Media Networks, Inc.(3)(11)(12)	399	$259,314
MediaNews Group, Inc.(11)(12)	45,600	820,802

		$1,080,116

Total Common Stocks (identified cost $2,910,650)		$6,170,427

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(12)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 94.8% (identified cost $644,752,848)		$643,732,986

Less Unfunded Loan Commitments — (0.0)%(10)		$(320,786)

Net Investments — 94.8% (identified cost $644,432,062)		$643,412,200

Other Assets, Less Liabilities — 5.2%		$35,591,183

Net Assets — 100.0%		$679,003,383

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at March 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after March 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $7,864,758 or 1.2% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Abbreviations:

DIP	-	Debtor in Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$623,451,955	$1,487,616	$624,939,571
Corporate Bonds & Notes	—	12,302,202	—	12,302,202
Common Stocks	65,003	3,419,610	2,685,814	6,170,427
Convertible Preferred Stocks	—	—	0	0
Total Investments	$65,003	$639,173,767	$4,173,430	$643,412,200

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018